SHAREHOLDERS' EQUITY (Details 3) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Common stock	May 01, 2012 Common stock
Shareholders' equity
Common stock repurchased (in shares)	15,500,000	13,600,000
Aggregate consideration for common stock repurchased	$ 716,072	$ 518,637	$ 530,885
Additional shares authorized for repurchase					10,000,000
Shares remaining in share repurchase authorization				3,100,000